Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
December 23, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Funds Group (Invesco Funds Group) CIK No. 0000019034
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Funds Group (Invesco Funds Group) (the “Fund”) that the Prospectus and Statement of Additional Information relating to Class R shares of Invesco Global Core Equity Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 111 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 111 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 22, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.

Very truly yours,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel